Compass 2 and Compass 3 Variable Accounts:

                          Total Return Variable Account

                      Supplement to the Current Prospectus:


Effective March 19, 2007, the sub-section entitled "Portfolio Managers" under the main heading "Management of the Variable Accounts" is hereby restated as follows, with respect to the Total Return Variable Account only:

Portfolio Managers

Information regarding the portfolio managers of the Variable Accounts is set forth below. Further information regarding the Variable Accounts' portfolio managers, including other accounts managed, compensation, ownership of Variable Account units and possible conflicts of interest, is available in the Variable Accounts' Statement of Additional Information. The portfolio managers are primarily responsible for the day-to-day management of the variable accounts.

TOTAL RETURN:

Portfolio Manager            Primary Role                      Since      Title and Five Year History

Team Managed:                                                  2002

Nevin P. Chitkara            Large-Cap Value Equities          2006       Vice President of MFS; employed in the investment
                             Portfolio Manager                            management area of MFS since 1997.

William P. Douglas           Mortgage Backed Debt              2004       Vice President of MFS; employed in the investment
                             Securities Portfolio Manager                 management area of MFS since 2004; Vice President and
                                                                          Senior Mortgage Analyst at Wellington Management
                                                                          Company, LLP from 1994 to2004.

Kenneth J. Enright            Multi-Cap Value Equities         1999       Senior Vice President of MFS; employed in the investment
                              Portfolio Manager                           management area of MFS since 1986.

Steven R. Gorham              Large-Cap Value Equities         2002       Senior Vice President of MFS; employed in the investment
                              Portfolio Manager                           management area of MFS since 1992.

Richard O. Hawkins            Debt Securities Portfolio        2005       Senior Vice President of MFS; employed in the investment
                              Manager                                     management area of MFS since 1988.

Michael W. Roberge            Debt Securities Portfolio        2002       Executive Vice President of MFS; employed in the
                              Manager                                     investment management area of MFS since 1996.

Brooks A. Taylor              Lead/Large-Cap Value Equities    2004       Senior Vice President of MFS; employed in the investment
                              Portfolio Manager                           management area of MFS since 1996.

                 The date of this Supplement is March 21, 2007.